Business combination	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business combination

Note  7.      Business combination

Reverse Recapitalization

On January 1, 2023, SEALSQ Corp, then a so-called empty shell private company with no operating activities that was not considered a business under US GAAP standards, acquired SEALSQ France SAS, a private operating company, and its affiliates. Before this acquisition, both companies were wholly owned by WISeKey therefore the combination of SEALSQ and SEALSQ France SAS is a transaction under common control in line with ASC 805-50. The combination was accounted for as a reverse acquisition in line with ASC 805-40 (Reverse Acquisitions). This transaction being a capital transaction in substance, it qualifies as a reverse acquisition that is considered a recapitalization under common control whereby SEALSQ Corp is the legal acquirer and accounting acquiree, whereas SEALSQ France SAS is the legal acquiree and accounting acquirer. In accordance with ASC 805-40 (Reverse acquisition), the consolidated financial statements are therefore issued by the legal parent, SEALSQ Corp, but are considered to be the continuation of the financial statements of the legal subsidiary, SEALSQ France SAS.

In line with ASC 805-50 in relation to transactions under common control, comparative information in SEALSQ’s consolidated financial statements assume the transaction occurred on the date when SEALSQ was formed on April 1, 2022. The assets and liabilities of the accounting acquiree, SEALSQ Corp, have been consolidated from April 1, 2022. The transaction being under common control, the assets and liabilities of SEALSQ were initially measured at their carrying amounts in the accounts of WISeKey, in line with ASC 805-50-30-3. No goodwill arose as a result of the transaction. The consolidated statement of comprehensive income / (loss) includes the results of SEALSQ Corp from April 1, 2022.

The major classes of assets and liabilities acquired by the accounting acquirer, SEALSQ France SAS, are as follows:

SEALSQ Corp
USD'000	As at December 31, 2022
ASSETS
TOTAL ASSETS	—

LIABILITIES
Indebtedness to related parties, current	188
Total current liabilities	188
TOTAL LIABILITIES	188

Commitments and contingent liabilities

SHAREHOLDERS' EQUITY
Common stock	—
USD 0.00 par value
Authorized, issued and outstanding - 100 shares
Additional paid-in capital	—
Accumulated deficit	(188)
Total shareholders’ equity	(188)
TOTAL LIABILITIES AND EQUITY	—

The reverse recapitalization resulted in a net debit adjustment to total stock equity of USD 188,027 corresponding to the net assets acquired.